Cover	May 02, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On May 8, 2025, Algorhythm Holdings, Inc., a Delaware corporation (the “Company”), filed a Current Report on Form 8-K (the “Original Form 8-K”) with the Securities and Exchange Commission to report that it and its subsidiary, SemiCab Holdings, LLC, a Nevada limited liability, entered into that certain Equity Purchase Agreement, dated May 2, 2025 (the “Closing Date”) with SemiCab Inc., a Delaware corporation, pursuant to which SemiCab Holdings purchased 9,999 shares of the issued and outstanding equity shares, Rs. 10 par value, of SMCB Solutions Private Limited, an Indian company (“SMCB”), representing 99.99% of the issued and outstanding equity shares of SMCB. The transactions contemplated therein were consummated on the Closing Date. This Current Report on Form 8-K/A (this “Form 8-K/A”) amends the Original Form 8-K to include the required financial statements and pro forma financial information with respect to SMCB.
Document Period End Date	May 02, 2025
Entity File Number	001-41405
Entity Registrant Name	ALGORHYTHM HOLDINGS, INC.
Entity Central Index Key	0000923601
Entity Tax Identification Number	95-3795478
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6301 NW 5th Way
Entity Address, Address Line Two	Suite 2900
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33309
City Area Code	(954)
Local Phone Number	596-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	RIME
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false